INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2015
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule Of Intangible Assets

	December 31,
	2014	2015
Original amounts:

Technology	$8,600	$8,600
Trademarks	800	800
Customer relationships *)	8,023	7,970

	17,423	17,370

Accumulated amortization:

Technology	4,854	6,082
Trademarks	800	800
Customer relationships	6,699	7,296

	12,353	14,178

Intangible assets, net	$5,070	$3,192

*) Including functional currency translation adjustments related to Brazilian subsidiary.

Schedule Of Estimated Future Amortization Expense

2016	1,665
2017	1,527

$3.192